Securities trading and intermediation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records assets	R$ 1,521,064	R$ 1,277,579
Debtors pending settlement	4,985,532	1,768,735
Other securities trading and intermediation	129,373	697
Expected losses on securities training and intermediation	(136,872)	(114,692)
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,499,097	2,932,319
Cash and settlement records liabilities	1,499,960	166,625
Creditors pending settlement	3,222,114	1,957,045
Customer's cash on investment account	13,752,904	14,819,869
Securities trading and intermediation liabilities.	R$ 18,474,978	R$ 16,943,539